Investment Strategy	Apr. 30, 2026
Invesco Nasdaq 100 Index Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]
1. The following disclosure replaces the second sentence of the first paragraph in the section titled Principal Investment Strategies of the Fund’s Summary Prospectus and the first sentence of the fourth paragraph in the section titled Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies of the Fund’s Statutory Prospectus:
The Underlying Index is designed to include securities of 100 of the largest domestic and international non-financial companies listed on U.S. Nasdaq-affiliated listing exchanges based on market capitalization.
2. The following disclosure replaces the first sentence of the second paragraph in the section titled Principal Investment Strategies of the Fund’s Summary Prospectus:
The Underlying Index is calculated under a “modified market capitalization-weighted” methodology, which takes into account the market value of the component securities subject to certain weight restrictions pursuant to the Index Provider’s methodology. The Underlying Index reflects companies from all major sectors, except for companies that are classified as “financials” according to the Industry Classification Benchmark (“ICB”), a product of FTSE International Limited.